Offerings	Dec. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value COP 500 per share
Amount Registered | shares	50,970,359
Proposed Maximum Offering Price per Unit	8.92
Maximum Aggregate Offering Price	$ 454,655,602.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 69,607.77
Offering Note
(1)	American depositary shares issuable upon deposit of the preferred shares registered hereby are to be registered under a separate registration statement on Form F-6.
(2)
Represents the maximum number of common shares and preferred shares of Grupo Cibest S.A. expected to be issued to shareholders resident in the United States in connection with the transaction described herein, based on the ratio of one common share of Grupo Cibest S.A. to be issued for every one share of Bancolombia S.A. and one preferred share of Grupo Cibest S.A. to be issued for every one share of Bancolombia S.A.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(f)(1), based on the market value per share of Bancolombia S.A. common shares and preferred shares calculated pursuant to Rule 457(c) by taking the average of the high and low prices of such shares as reported on the Colombia Stock Exchange (BVC) on November 26, 2024 and converting it into U.S. dollars based on the reference exchange rate of COP 4,381.99 to US$1.00, as reported by the Central Bank of Colombia on November 26, 2024.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Shares, par value COP 500 per share
Amount Registered | shares	142,302,424
Proposed Maximum Offering Price per Unit	8.28
Maximum Aggregate Offering Price	$ 1,178,264,070.72
Fee Rate	0.01531%
Amount of Registration Fee	$ 180,392.23
Offering Note
(1)	American depositary shares issuable upon deposit of the preferred shares registered hereby are to be registered under a separate registration statement on Form F-6.
(2)
Represents the maximum number of common shares and preferred shares of Grupo Cibest S.A. expected to be issued to shareholders resident in the United States in connection with the transaction described herein, based on the ratio of one common share of Grupo Cibest S.A. to be issued for every one share of Bancolombia S.A. and one preferred share of Grupo Cibest S.A. to be issued for every one share of Bancolombia S.A.

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(f)(1), based on the market value per share of Bancolombia S.A. common shares and preferred shares calculated pursuant to Rule 457(c) by taking the average of the high and low prices of such shares as reported on the Colombia Stock Exchange (BVC) on November 26, 2024 and converting it into U.S. dollars based on the reference exchange rate of COP 4,381.99 to US$1.00, as reported by the Central Bank of Colombia on November 26, 2024.